DEAR SHAREHOLDER:


The job of a money market portfolio is to provide liquidity, safety of principal and a yield that keeps pace with inflation. During the fiscal year ended June 30, 1997, your Centennial Money Market Trust achieved those objectives.

For the fiscal year ended June 30, 1997, Centennial Money Market Trust had a compounded annual yield of 4.99%. Without compounding, the corresponding yield was 4.87%. The seven-day annualized yields, with and without compounding, for the year ended June 30, 1997 were 5.17% and 5.04%, respectively.(1) It's important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

Our strategy is to invest in the securities that present minimal credit risk. Through our independent credit analysis, we are able to add value, in the way of additional yield, by identifying and investing in securities that are improving credits. We may invest in securities that receive the second highest rating issued by one credit rating agency, but that security must also have been assigned the highest rating by at least two other ratings agencies. We invest in such a "split-rated" security only if it is, in our opinion, an improving credit and likely to be upgraded.

The U.S. economy is in the midst of one of its best periods in decades, with growth in 1997 reaching an annual rate of 4%, up from about 2% in 1995. Unemployment has fallen to its lowest level since the early 1970s. Meanwhile, inflation is dormant, despite the strengthening economy.

As a result, interest rates have remained under control. Although 30-year Treasury rates have risen above 7% several times during the past twelve months, yields on short-term securities, such as U.S. Treasury bills and money market securities, have hovered closer to 5%.

In comparison, the annual inflation rate is generally agreed to be about 2.5%.(2) That means that the difference between money market yields and inflation is roughly 3 percentage points, twice the normal "spread." Considering their low level of risk and their traditional role as an alternative to cash, today's money market fund yields are quite attractive.

On March 25, 1997, the Federal Reserve Board raised short-term interest rates by 0.25%. Many market observers predicted the Fed's attempt to slow down the economy, since the Gross Domestic Product during the first quarter of 1997 was growing at a 5.8% annual rate. Although the March action came as no surprise, the next question was whether the Fed was going to raise interest rates further. However, the

Fed often behaves unexpectedly. Many investors expected the Fed to raise interest rates another 0.25% at its May 20, 1997 meeting. Instead, the Fed left interest rates unchanged, satisfied that the economy was slowing down.

Rather than try to make such predictions, our strategy is to "ladder" the portfolio with some securities maturing in a few days, some maturing in a month, some maturing in two months and so on. With a relatively broad maturity spectrum, the portfolio is less affected by Fed moves up or down. At the same time, the portfolio is able to enjoy higher income typically available on longer-term money market securities.

Thank you for your confidence in Centennial Money Market Trust. We look forward to helping you reach your investment goals in the future.

Sincerely,

/s/ JAMES C. SWAIN
James C. Swain
Chairman
Centennial Money Market Trust


/s/ BRIDGET A. MACASKILL
Bridget A. Macaskill
President
Centennial Money Market Trust

July 22, 1997

1. Compounded yields assume reinvestment of dividends. Past performance does not guarantee future results.

2. Data: Labor Dept.

STATEMENT OF INVESTMENTS June 30, 1997
Centennial Money Market Trust

                                                                                Face                 Value
                                                                               Amount             See Note 1
                                                                            ------------        --------------
BANKERS' ACCEPTANCES-0.3%
BankBoston, N.A., 5.28%, 8/18/97  . . . . . . . . . . . . . . . . . . . .   $ 18,000,000        $   17,873,280
Barnett Banks, Inc., 5.59%, 11/25/97  . . . . . . . . . . . . . . . . . .     10,000,000             9,771,742
                                                                                                --------------
Total Bankers' Acceptances  . . . . . . . . . . . . . . . . . . . . . . .                           27,645,022
                                                                                                --------------

CERTIFICATES OF DEPOSIT-3.1%
DOMESTIC CERTIFICATES OF DEPOSIT-0.7%
LaSalle National Bank:
  5.46%, 7/1/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20,000,000            20,000,000
  5.52%, 7/9/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . .     17,000,000            17,000,000
  5.67%, 10/17/97   . . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000,000            25,000,000
                                                                                                --------------
                                                                                                    62,000,000
                                                                                                --------------
YANKEE CERTIFICATES OF DEPOSIT-2.4%
ABN Amro Bank, N.V., 5.49%, 7/11/97 . . . . . . . . . . . . . . . . . . .     35,000,000            35,000,191
Deutsche Bank AG, 5.55%, 7/3/97 . . . . . . . . . . . . . . . . . . . . .     10,000,000             9,999,952
Societe Generale:
  5.45%, 7/14/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000,000            25,000,398
  5.68%, 8/21/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     18,000,000            18,000,206
  5.68%, 8/21/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20,000,000            19,999,850
  5.72%, 10/21/97   . . . . . . . . . . . . . . . . . . . . . . . . . . .     30,000,000            29,969,410
  5.75%, 12/23/97   . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000,000            15,000,000
  5.75%, 12/23/97   . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,000,000            10,000,000
  5.75%, 8/18/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000,000            15,000,000
  5.75%, 8/8/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000,000            15,000,000
  5.92%, 9/17/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20,000,000            20,012,065
                                                                                                --------------
                                                                                                   212,982,072
                                                                                                --------------
Total Certificates of Deposit   . . . . . . . . . . . . . . . . . . . . .                          274,982,072
                                                                                                --------------
DIRECT BANK OBLIGATIONS-5.8%
Abbey National North America Corp.:
  5.275%, 8/21/97   . . . . . . . . . . . . . . . . . . . . . . . . . . .     20,000,000            19,850,542
  5.39%, 7/11/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     72,000,000            71,892,339

ABN Amro North America Finance, Inc.:
  5.28%, 7/23/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     50,000,000            49,835,611
  5.37%, 7/11/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     35,000,000            34,947,792
Bank One Dayton N.A., 5.70%, 11/3/97(1) . . . . . . . . . . . . . . . . .     15,000,000            14,997,187

BankBoston, N.A.:
  5.05%, 1/20/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000,000            15,000,000
  5.53%, 7/11/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000,000            15,000,000
  5.69%, 8/27/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     30,000,000            30,000,000
  5.69%, 8/29/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     40,000,000            40,000,000
  5.69%, 9/8/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000,000            15,000,000

Centennial Money Market Trust

                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
DIRECT BANK OBLIGATIONS (CONTINUED)
Bankers Trust Co., New York:
  5.37%, 12/10/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 17,000,000        $   16,998,186
  5.60%, 11/26/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,993,026
  5.66%, 6/9/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,992,249
  5.70%, 10/17/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,999,126
  5.70%, 4/3/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,996,809
  5.71%, 4/15/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             5,000,000
CoreStates Capital Corp., 5.608%, 12/18/97(1) . . . . . . . . . . . . . . . . . . . . . .         13,000,000            12,996,562

FCC National Bank:
  5.60%, 5/8/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,993,336
  5.63%, 8/21/97(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,999,595
Huntington National Bank, 5.53%, 7/9/97 . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            15,000,000

National Westminster Bank of Canada:
  5.38%, 7/2/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000             6,998,954
  5.38%, 7/7/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,986,550

Societe Generale North America, Inc.:
  5.39%, 7/14/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,961,072
  5.61%, 9/2/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,852,737
Westdeutsche Landesbank Girozentrale, 5.58%, 12/22/97 . . . . . . . . . . . . . . . . . .         13,500,000            13,135,905
                                                                                                                    --------------
Total Direct Bank Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              528,427,578
                                                                                                                    --------------
LETTERS OF CREDIT-3.5%
Bank of America, guaranteeing commercial paper of Formosa Plastics Corp.
  USA-Series B, 5.57%, 10/27/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,543,569

Bank One, Cleveland, guaranteeing commercial paper of Capital One Funding Corp.:
  Series 1995F, 5.63%, 7/13/97(1)(2)  . . . . . . . . . . . . . . . . . . . . . . . . . .         10,496,000            10,496,000
  Series 1995F, 5.63%, 7/13/97(1)(2)  . . . . . . . . . . . . . . . . . . . . . . . . . .          8,750,000             8,750,000

Barclays Bank PLC, guaranteeing commercial paper of:
  Banco Bradesco SA-Grand Cayman Branch-Series A, 5.58%, 10/21/97   . . . . . . . . . . .         20,000,000            19,652,800
  Banco Bradesco SA-Grand Cayman Branch-Series A, 5.62%, 9/4/97   . . . . . . . . . . . .         20,000,000            19,797,056
  Banco Bradesco SA-Grand Cayman Branch-Series A, 5.65%, 12/1/97  . . . . . . . . . . . .          5,000,000             4,879,937
  Banco Bradesco SA-Grand Cayman Branch-Series B, 5.59%, 12/2/97  . . . . . . . . . . . .         22,000,000            21,473,919
  Banco Bradesco SA-Grand Cayman Branch-Series B, 5.62%, 12/3/97  . . . . . . . . . . . .          5,000,000             4,879,014
  Banco Nacionale de Mexico SA-Series B, 5.64%, 7/8/97  . . . . . . . . . . . . . . . . .         15,000,000            14,983,550
Bayerische Vereinsbank AG, guaranteeing commercial paper of
  Galicia Funding Corp.-Series B, 5.62%, 9/5/97(3)  . . . . . . . . . . . . . . . . . . .         10,000,000             9,896,967

Centennial Money Market Trust

                                                                                                    Face                 Value
                                                                                                   Amount              See Note 1
                                                                                                ------------         --------------
LETTERS OF CREDIT (CONTINUED)
Credit Suisse, guaranteeing commercial paper of:
  CEMEX, S.A. de C.V.-Series A, 5.31%, 8/18/97  . . . . . . . . . . . . . . . . . . . . .       $ 15,000,000        $   14,893,800
  COSCO (Cayman) Co., Ltd., 5.59%, 10/24/97   . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,821,431
  COSCO (Cayman) Co., Ltd., 5.62%, 8/19/97  . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,885,258
  Daewoo International Corp., 5.45%, 7/15/97  . . . . . . . . . . . . . . . . . . . . . .          9,000,000             8,980,925
  Daewoo International Corp., 5.60%, 9/9/97   . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,891,111
  Guangdon Enterprises Ltd., 5.67%, 8/19/97   . . . . . . . . . . . . . . . . . . . . . .          6,000,000             5,953,613
  Minmetals Capitals & Securities, Inc., 5.61%, 8/12/97   . . . . . . . . . . . . . . . .         10,000,000             9,934,550
  Pemex Capital, Inc.-Series B, 5.62%, 11/3/97  . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,902,431

Societe Generale, guaranteeing commercial paper of:
  Banco Nacionale de Comercio Exterior, SNC-Series A, 5.61%, 11/25/97   . . . . . . . . .         30,000,000            29,312,775
  Banco Nacionale de Comercio Exterior, SNC-Series A, 5.61%, 12/1/97  . . . . . . . . . .         22,500,000            21,963,544
  Banco Nacionale de Comercio Exterior, SNC-Series B, 5.61%, 12/1/97  . . . . . . . . . .         10,000,000             9,761,575
  Girsa Funding Corp., 5.57%, 7/2/97(3)   . . . . . . . . . . . . . . . . . . . . . . . .          8,200,000             8,198,731
  Nacional Financiera SNC-Series A, 5.60%, 8/20/97  . . . . . . . . . . . . . . . . . . .         10,000,000             9,922,222
  Nacional Financiera SNC-Series A, 5.75%, 8/18/97  . . . . . . . . . . . . . . . . . . .         20,000,000            19,846,667
                                                                                                                    --------------
Total Letters of Credit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              317,621,445
                                                                                                                    --------------
SHORT-TERM Notes-81.4%
AUTOMOTIVE-0.9%
BMW US Capital Corp.:
  5.60%, 8/20/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,844,444
  5.60%, 8/25/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         65,740,000            65,177,558
                                                                                                                    --------------
                                                                                                                        85,022,002
                                                                                                                    --------------
BANK HOLDING COMPANIES-1.0%
Bankers Trust New York Corp., 5.39%, 7/9/97 . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,982,033
Barnett Banks, Inc., 5.70%, 7/7/97  . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,966,750
CoreStates Capital Corp., 5.61%, 7/14/97(1) . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            15,000,000
Morgan (J.P.) & Co., Inc., 5.38%, 7/9/97  . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,976,089
NationsBank Corp., 5.37%, 7/8/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000             8,990,602
                                                                                                                    --------------
                                                                                                                        93,915,474
                                                                                                                    --------------
BANKS-2.1%
BankBoston, N.A.:
  5.42%, 8/19/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            25,000,000
  5.69%, 9/4/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            30,000,000

Bankers Trust Co., New York:
  5.39%, 7/7/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            49,955,083
  5.69%, 4/23/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,996,837

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
BANKS (CONTINUED)
FCC National Bank:
  5.62%, 2/20/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 15,000,000        $   14,995,294
  5.69%, 9/11/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            25,000,000
  5.87%, 11/10/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         32,000,000            32,008,127
                                                                                                                    --------------
                                                                                                                       186,955,341
                                                                                                                    --------------
BEVERAGES-1.2%
Coca-Cola Enterprises, Inc.:
  5.65%, 7/21/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,921,528
  5.66%, 7/24/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,927,678
  5.67%, 8/5/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,862,187
  5.68%, 7/14/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,979,489
  5.70%, 8/21/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,798,125
                                                                                                                     -------------
                                                                                                                       104,489,007
                                                                                                                     -------------
BROKER/DEALERS-16.3%
Bear Stearns Cos., Inc.:
  5.44%, 5/22/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,000,000            18,000,000
  5.47%, 8/1/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            20,000,000
  5.60%, 8/20/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,805,556
  5.60%, 8/4/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,841,333
  5.61%, 8/27/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,689,112
  5.61%, 8/28/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,728,850
  5.61%, 9/22/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,000,000            17,767,185
  5.62%, 9/11/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,719,000
  5.62%, 9/2/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,852,475
  5.62%, 9/4/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,746,319
  5.63%, 7/14/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         34,000,000            33,930,876
  5.64%, 10/6/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,468,117
  5.66%, 7/8/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         49,891,000            49,836,197
  5.668%, 4/3/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            15,000,000
  5.677%, 2/9/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            15,018,858
  5.75%, 4/1/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000            10,000,000

CS First Boston, Inc.:
  5.36%, 7/11/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,000,000            17,973,200
  5.42%, 5/12/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            20,000,000
  5.43%, 6/2/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            20,000,000
  5.43%, 7/8/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,973,604
  5.60%, 8/28/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,774,444
  5.617%, 3/13/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            17,000,000

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
BROKER/DEALERS (CONTINUED)
Dean Witter, Discover & Co., 5.888%, 9/29/97(1) . . . . . . . . . . . . . . . . . . . . .       $ 20,000,000        $   20,010,940
Goldman Sachs Group, L.P.:
  5.60%, 9/12/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,602,556
  5.61%, 9/10/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,612,754
  5.62%, 10/6/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,470,003
  5.62%, 9/4/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,644,847
  5.62%, 9/8/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,730,708
  5.78%, 9/22/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            30,000,000

Goldman Sachs Group, L.P., Promissory Nts.:
  5.844%, 10/10/97(2)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            15,000,000
  5.87%, 11/10/97(2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            20,000,000
  5.88%, 12/12/97(2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            35,000,000
  5.89%, 9/4/97(2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            20,000,000

Lehman Brothers Holdings, Inc.:
  5.62%, 11/21/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         28,000,000            27,374,931
  5.63%, 8/22/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,918,678
  5.64%, 7/2/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,994,517
  5.64%, 9/10/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,777,533
  5.65%, 7/10/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,964,687
  5.65%, 7/7/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,976,458
  5.677%, 2/3/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            15,000,000
  5.771%, 6/18/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            35,106,786

Merrill Lynch & Co., Inc.:
  5.28%, 7/3/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,995,600
  5.36%, 7/2/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,996,239
  5.39%, 7/18/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,961,821
  5.40%, 7/11/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,970,000
  5.40%, 7/9/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,988,000
  5.58%, 10/15/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,671,400
  5.58%, 12/15/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,000,000            20,456,415
  5.59%, 12/1/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,524,850
  5.60%, 8/25/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,871,667
  5.60%, 8/29/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,862,333
  5.62%, 8/28/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,818,911
  5.62%, 9/3/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,800,178
  5.63%, 7/14/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27,000,000            26,945,107
  5.648%, 1/8/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,997,449
  5.65%, 7/10/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,971,750
  5.68%, 10/24/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,998,425
  5.68%, 3/18/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,997,912

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
BROKER/DEALERS (CONTINUED)
Merrill Lynch & Co., Inc. (Continued)
  5.68%, 7/16/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 25,000,000        $   24,940,833
  5.685%, 5/26/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,997,720
  5.70%, 8/12/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,000,000            12,913,550
  5.70%, 9/19/97(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            20,000,000
  5.75%, 12/19/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,999,661
Morgan Stanley, Dean Witter, Discover & Co., 5.50%, 3/24/98 . . . . . . . . . . . . . . .         23,744,000            23,744,000
                                                                                                                    --------------
                                                                                                                     1,476,734,345
                                                                                                                    --------------
CHEMICALS-1.1%
Henkel Corp.:
  5.58%, 10/17/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,000,000            12,782,380
  5.58%, 10/23/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,558,250
  5.58%, 10/24/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,554,375
  5.61%, 9/11/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,887,800
  5.70%, 10/20/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         29,000,000            28,490,325
                                                                                                                    --------------
                                                                                                                       100,273,130
                                                                                                                    --------------
COMMERCIAL FINANCE-14.2%
CIT Group Holdings, Inc.:
  5.58%, 11/20/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         70,000,000            69,980,400
  5.60%, 12/23/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,990,703
  5.60%, 5/22/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,978,936
  5.60%, 8/26/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         65,000,000            64,433,778
  5.625%, 9/17/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,996,126
  5.63%, 7/17/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,949,956
  5.764%, 3/11/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000            11,000,000

Countrywide Home Loans:
  5.57%, 7/1/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            50,000,000
  5.59%, 9/18/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,754,661
  5.60%, 8/13/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000            39,732,444
  5.60%, 8/25/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         69,095,000            68,503,854
  5.61%, 8/27/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,822,350
  5.62%, 8/14/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,896,967
  5.62%, 8/28/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000            39,637,822
  5.63%, 8/29/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000            39,630,922
  5.63%, 9/4/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            49,491,736

FINOVA Capital Corp.:
  5.30%, 7/14/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,961,217
  5.40%, 7/21/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,922,667
  5.43%, 7/10/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,993,212

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
COMMERCIAL FINANCE (CONTINUED)
  5.47%, 7/11/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 10,000,000        $    9,984,806
  5.47%, 7/16/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,988,604
  5.61%, 10/16/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,749,888
  5.61%, 10/22/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,559,771
  5.61%, 10/30/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         55,000,000            53,962,929
  5.61%, 10/31/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,809,883
  5.61%, 11/21/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,000,000            11,732,590
  5.61%, 11/7/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,899,488
  5.63%, 11/25/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,655,163
  5.63%, 8/21/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,840,483
  5.63%, 9/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,940,572
  5.64%, 11/14/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,573,867
  5.64%, 9/8/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,783,800
  5.65%, 9/12/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,770,861
  5.65%, 9/4/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,744,965
  5.69%, 12/3/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         29,000,000            28,289,540
  5.72%, 8/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,821,250

Heller Financial, Inc.:
  5.71%, 10/1/97(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,998,488
  5.71%, 10/10/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,998,340
  5.72%, 8/27/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,728,300
  5.73%, 9/9/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,665,750
  5.74%, 11/13/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,461,875
  5.75%, 12/15/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,733,264
  5.75%, 7/16/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,964,063
  5.75%, 9/4/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,636,632
  5.75%, 9/8/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,779,583
  5.80%, 10/9/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,000,000            44,275,000
  5.80%, 12/22/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,018,833
  5.831%, 12/18/97(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            35,000,000
                                                                                                                    --------------
                                                                                                                     1,289,046,339
                                                                                                                    --------------
COMPUTER SOFTWARE-0.8%
First Data Corp.:
  5.58%, 12/16/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,088,600
  5.60%, 9/9/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24,000,000            23,738,667
  5.605%, 1/27/98   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,444,171
                                                                                                                    --------------
                                                                                                                        74,271,438
                                                                                                                    --------------

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
CONGLOMERATES-1.0%
Mitsubishi International Corp.:
  5.55%, 7/3/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 68,850,000        $   68,828,771
  5.60%, 9/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,940,889
  5.61%, 8/20/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,844,167
                                                                                                                    --------------
                                                                                                                        93,613,827
                                                                                                                    --------------
CONSUMER FINANCE-1.2%
Island Finance Puerto Rico, Inc.:
  5.60%, 9/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,881,778
  5.61%, 8/29/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,843,699
  5.61%, 9/2/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,803,650
  5.61%, 9/8/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,946,238
  5.62%, 8/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,894,625

Sears Roebuck Acceptance Corp.:
  5.60%, 8/25/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,700,556
  6.20%, 7/1/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000             9,000,000
                                                                                                                    --------------
                                                                                                                       110,070,546
                                                                                                                    --------------
DIVERSIFIED FINANCIAL-10.4%
Associates Corp. of North America, 5.65%, 7/14/97 . . . . . . . . . . . . . . . . . . . .         35,000,000            34,928,590
Ford Motor Credit Corp.:
  5.57%, 10/15/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000,000            73,769,958
  5.57%, 10/30/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            49,063,931
  5.57%, 11/20/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         42,500,000            41,566,251
  5.58%, 12/8/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,256,000

General Electric Capital Corp.:
  5.37%, 7/10/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000            39,946,300
  5.40%, 7/8/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,989,500
  5.57%, 11/20/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,340,883
  5.57%, 11/28/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,419,792
  5.58%, 11/3/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,515,625
  5.59%, 9/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,704,972
  5.60%, 9/10/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,613,444
  5.75%, 7/2/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            49,992,014

General Electric Capital Services:
  5.36%, 7/16/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,000,000            17,959,800
  5.57%, 11/24/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            48,870,528

General Motors Acceptance Corp.:
  5.31%, 8/6/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         64,000,000            63,659,750
  5.41%, 7/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,964,234
  5.45%, 7/14/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,000,000            17,964,575
  5.60%, 7/29/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,847,556
  5.61%, 12/22/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         23,000,000            22,376,355

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
DIVERSIFIED FINANCIAL (CONTINUED)
  5.63%, 12/8/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  6,340,000        $    6,181,359
  5.70%, 12/9/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            48,725,417
  5.73%, 11/18/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27,000,000            26,398,350
  5.73%, 11/24/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,604,948
  5.75%, 4/21/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,987,616
  6.25%, 7/1/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         46,000,000            46,000,000
Household Finance Corp., 5.59%, 9/15/97 . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            49,409,944
Prudential Funding Corp., 5.685%, 5/5/98(1) . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,992,873
                                                                                                                    --------------
                                                                                                                       947,050,565
                                                                                                                    --------------
DRUG WHOLESALERS-0.4%
Glaxo Wellcome PLC, 5.60%, 9/11/97  . . . . . . . . . . . . . . . . . . . . . . . . . . .         38,000,000            37,574,400
                                                                                                                    --------------

ELECTRONICS-0.8%
Avnet, Inc., 5.66%, 8/8/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,940,256
Mitsubishi Electric Finance America, Inc.:
  5.63%, 8/20/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,804,514
  5.63%, 9/3/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,949,956
  5.66%, 8/6/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,915,000
  5.67%, 7/23/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,982,675
  5.68%, 8/13/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000             8,938,940
                                                                                                                    --------------
                                                                                                                        68,531,341
                                                                                                                    --------------
HEALTHCARE/SUPPLIES & SERVICES-1.6%
AC Acquisition Holding Co.:
  5.61%, 8/15/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,824,688
  5.61%, 8/22/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,000,000            17,854,140

American Home Products Corp.:
  5.62%, 9/10/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,667,483
  5.62%, 9/8/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,000,000            44,515,275
  5.63%, 9/4/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,745,868
                                                                                                                    --------------
                                                                                                                       141,607,454
                                                                                                                    --------------
INDUSTRIAL SERVICES-1.1%
Atlas Copco AB, 5.625%, 8/25/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,957,031
PHH Corp.:
  5.658%, 1/27/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            49,991,076
  5.658%, 1/27/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27,000,000            26,996,927
  5.698%, 1/15/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,999,102
                                                                                                                    --------------
                                                                                                                        98,944,136
                                                                                                                    --------------

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
INSURANCE-6.7%
Allstate Life Insurance Co., 5.691%, 7/1/97(1)  . . . . . . . . . . . . . . . . . . . . .       $ 40,000,000         $  40,000,000
General American Life Insurance Co., 5.89%, 7/1/97(1) . . . . . . . . . . . . . . . . . .         50,000,000            50,000,000
Jackson National Life Insurance Co.:
  5.71%, 3/1/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000            40,000,000
  5.711%, 8/1/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            30,000,000
Pacific Mutual Life Insurance Co., 5.756%, 7/21/97(1)(2)  . . . . . . . . . . . . . . . .         60,000,000            60,000,000
Protective Life Insurance Co.:
  5.751%, 11/25/97(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            25,000,000
  5.751%, 4/1/98(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            15,000,000
  5.841%, 7/21/97(1)(2)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000            10,000,000
Prudential Life Insurance Co., 5.773%, 1/31/00(1) . . . . . . . . . . . . . . . . . . . .        140,000,000           140,000,000
Transamerica Life Insurance & Annuity Co.:
  5.687%, 5/15/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000            40,000,000
  5.691%, 10/15/97(1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            50,000,000
  5.691%, 9/30/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            30,000,000
  5.735%, 3/22/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         43,000,000            43,000,000
Transamerica Occidental Corp., 5.691%, 9/29/97(1) . . . . . . . . . . . . . . . . . . . .         30,000,000            30,000,000
                                                                                                                    --------------
                                                                                                                       603,000,000
                                                                                                                    --------------
LEASING & FACTORING-1.9%
American Honda Finance Corp.:
  5.62%, 7/31/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         55,000,000            54,742,417
  5.65%, 7/28/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,915,250
  5.65%, 8/4/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,866,597
  5.812%, 6/16/98(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            15,000,000

International Lease Finance Corp.:
  5.27%, 7/17/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,960,182
  5.27%, 7/21/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,926,806
The Hertz Corp., 5.60%, 9/2/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,833,400
                                                                                                                    --------------
                                                                                                                       173,244,652
                                                                                                                    --------------
METALS/MINING-0.3%
RTZ America, Inc.:
  5.57%, 12/22/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,000,000            13,623,097
  5.58%, 12/19/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,549,415
                                                                                                                    --------------
                                                                                                                        30,172,512
                                                                                                                    --------------

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
NONDURABLE HOUSEHOLD GOODS-0.9%
Avon Capital Corp.:
  5.63%, 9/11/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  8,000,000        $    7,909,920
  5.63%, 9/29/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000             8,873,325
  5.63%, 9/8/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,500,000             8,408,278
  5.64%, 8/28/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,909,133
Newell Co.:
  5.60%, 10/17/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,664,000
  5.60%, 9/19/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,688,889
                                                                                                                    --------------
                                                                                                                        79,453,545
                                                                                                                    --------------
OIL-INTEGRATED-0.4%
Repsol International Finance BV:
  5.39%, 7/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000            10,976,943
  5.60%, 12/9/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24,000,000            23,398,933
                                                                                                                    --------------
                                                                                                                        34,375,876
                                                                                                                    --------------
SAVINGS & LOANS-1.9%
First Bank FSB, 5.658%, 8/29/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,999,606
Great Western Bank FSB:
  5.60%, 8/21/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,801,667
  5.61%, 9/12/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,772,483
  5.61%, 9/17/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,817,675
  5.61%, 9/19/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,688,333
  5.62%, 9/11/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000            39,550,700
Household Bank FSB., 5.71%, 9/19/97(1)  . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            25,000,000
                                                                                                                    --------------
                                                                                                                       173,630,464
                                                                                                                    --------------
SPECIAL PURPOSE FINANCIAL-15.2%
Asset Backed Capital Finance, Inc.:
  5.60%, 11/17/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000             4,891,889
  5.60%, 12/26/97(1)(2)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000            39,987,424
  5.65%, 9/8/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,510,000            11,385,356
  5.66%, 3/16/98(1)(2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,995,248
  5.66%, 8/1/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         48,000,000            47,766,053
  5.68%, 7/22/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,900,600
  5.687%, 12/15/97(1)(2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,994,313
  5.70%, 8/22/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,794,167

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
SPECIAL PURPOSE FINANCIAL (CONTINUED)
Asset Backed Securities Investment Trust-Series 1997A, 5.738% 2/16/98(1)(2) . . . . . . .       $ 20,000,000        $   19,998,751
Asset Securitization Cooperative Corp.:
  5.59%, 12/3/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000             9,759,319
  5.60%, 9/18/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,000,000            20,741,933
  5.62%, 9/5/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000            49,484,833
  5.62%, 9/8/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,676,850
  5.63%, 8/1/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,927,279
Beta Finance, Inc.:
  5.61%, 9/5/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19,000,000            18,804,585
  5.62%, 9/26/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,500,000            14,303,066
  5.62%, 9/8/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         46,000,000            45,504,848
  5.65%, 7/11/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         23,000,000            22,963,903
Corporate Asset Funding Co., Inc.:
  5.60%, 12/12/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000             6,821,422
  5.60%, 8/25/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,700,556
CXC, Inc.:
  5.58%, 9/26/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,595,450
  5.59%, 9/8/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000            34,625,004
  5.61%, 9/10/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,668,075
  5.62%, 7/3/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000            39,987,511
  5.62%, 8/15/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,000,000            17,873,550
  5.62%, 9/3/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,750,222
  5.63%, 7/7/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,966,000            10,955,710
  5.63%, 7/9/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            29,962,467
  5.67%, 8/14/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         32,000,000            31,779,768
Enterprise Funding Corp.:
  5.61%, 8/11/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,904,163
  5.62%, 7/14/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,364,000            11,340,937
  5.65%, 7/16/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000            16,959,979
  5.67%, 8/15/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,482,000            21,329,746
  5.67%, 8/18/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,886,600
Falcon Asset Securitization Corp., 5.60%, 7/28/97(3)  . . . . . . . . . . . . . . . . . .         50,000,000            49,790,000
New Center Asset Trust, 5.27%, 7/28/97  . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000            24,901,188
Preferred Receivables Funding Corp.:
  5.58%, 10/16/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,751,225
  5.60%, 11/18/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,000,000            13,695,111
  5.60%, 9/8/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         36,800,000            36,405,013
  5.65%, 12/8/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,497,778

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
SPECIAL PURPOSE FINANCIAL (CONTINUED)
Providian Mastertrust 1993-3:
  5.61%, 9/10/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 24,500,000        $   24,228,928
  5.62%, 9/11/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000            10,876,360
Racers Series 1996-MM-12-3, 5.687%, 12/15/97(1)(2)  . . . . . . . . . . . . . . . . . . .         25,000,000            25,000,000
Racers Series 1997-MM-1-1, 5.687%, 1/15/98(1)(2)  . . . . . . . . . . . . . . . . . . . .         38,000,000            37,991,827
Sigma Finance, Inc.:
  5.40%, 7/21/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,955,000
  5.59%, 7/28/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,937,113
  5.60%, 10/15/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,500,000            13,277,400
  5.60%, 11/17/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000             5,870,267
  5.61%, 8/29/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000            14,862,088
  5.62%, 9/10/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,600,000            15,427,091
  5.63%, 9/5/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,793,567
  5.64%, 8/28/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000            39,636,533
  5.64%, 9/3/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000             8,909,760
  5.65%, 12/15/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,000,000            12,659,274
  5.68%, 7/25/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,000,000            17,931,840
  5.69%, 11/26/97(3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,532,156
  5.70%, 8/19/97(3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,844,833
SMM Trust 1996-B, 5.738%, 8/4/97(1)(2)  . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000            20,000,000
SMM Trust 1997-I, 5.687%, 5/29/98(1)(2) . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000            30,000,000
Tiers Series DCMT 1996-A, 5.717%, 10/15/97(1)(2)  . . . . . . . . . . . . . . . . . . . .         25,000,000            25,000,000
                                                                                                                    --------------
                                                                                                                     1,374,795,929
                                                                                                                    --------------
Total Short-Term Notes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            7,376,772,323
                                                                                                                    --------------

U.S. GOVERNMENT AGENCIES-0.9%
Federal Home Loan Bank, 5.67%, 8/1/97(1)  . . . . . . . . . . . . . . . . . . . . . . . .         60,000,000            59,995,504
Student Loan Marketing Assn., 5.82%, 1/23/98  . . . . . . . . . . . . . . . . . . . . . .         20,000,000            19,998,307
                                                                                                                    --------------
Total U.S. Government Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               79,993,811
                                                                                                                    --------------

Centennial Money Market Trust


                                                                                                    Face                Value
                                                                                                   Amount             See Note 1
                                                                                                ------------        --------------
FOREIGN GOVERNMENT OBLIGATIONS-1.9%
Bayerische Landesbank Girozentrale, 5.80%, 7/29/97(1) . . . . . . . . . . . . . . . . . .       $ 30,000,000        $   30,000,000
Swedish Export Credit Corp., 5.36%, 7/9/97  . . . . . . . . . . . . . . . . . . . . . . .         45,000,000            44,946,400
Westdeutsche Landesbank Girozentrale, 5.60%, 9/11/97  . . . . . . . . . . . . . . . . . .         50,000,000            49,440,000
Westdeutsche Landesbank Girozentrale, 5.61%, 8/29/97  . . . . . . . . . . . . . . . . . .         25,000,000            24,770,146
Westdeutsche Landesbank Girozentrale, guaranteeing commercial paper of:
  Unibanco-Uniao de Brancos Brasileiros S.A.-Grand Cayman-Series A, 5.61%, 9/8/97   . . .         25,000,000            24,731,187
                                                                                                                    --------------
Total Foreign Government Obligations  . . . . . . . . . . . . . . . . . . . . . . . . . .                              173,887,733
                                                                                                                    --------------
Total Investments, at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               96.9%        8,779,329,984
                                                                                                      ------        --------------
Other Assets Net of Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                3.1           283,636,897
                                                                                                      ------        --------------
Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.0%       $9,062,966,881
                                                                                                      ======        ==============


Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 1997. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Restricted securities which are considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale, amount to $427,213,563, or 4.71% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

3. Restricted securities, including those issued in exempt transactions without registration under the Securities Act of 1933 (the Act), amounting to $1,476,842,989, or 16.30% of the Trust's net assets, have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.




See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 1997
Centennial Money Market Trust


ASSETS:
Investments, at value-see accompanying statement  . . . . . . . . . . . . . . . . . . . . . . . . . .         $8,779,329,984
Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                794,723
Receivables:
   Shares of beneficial interest sold   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            373,361,415
   Interest   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             24,187,765
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 80,687
                                                                                                              --------------
   Total assets   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,177,754,574
                                                                                                              --------------

LIABILITIES:
Payables and other liabilities:
   Shares of beneficial interest redeemed   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             99,776,201
   Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,441,882
   Service plan fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                530,348
   Trustees' fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  4,008
   Other  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,035,254
                                                                                                              --------------
     Total liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            114,787,693
                                                                                                              --------------

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $9,062,966,881
                                                                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $9,062,904,841
Accumulated net realized gain on investment transactions  . . . . . . . . . . . . . . . . . . . . . .                 62,040
                                                                                                              --------------

NET ASSETS-applicable to 9,062,904,841 shares of beneficial
   interest outstanding   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $9,062,966,881
                                                                                                              ==============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE  . . . . . . . . . . . . . . . . . . .                  $1.00


See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 1997
Centennial Money Market Trust

INVESTMENT INCOME-interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $443,824,705
                                                                                                 ------------

EXPENSES:
Management fees-Note 3  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          32,755,568
Service plan fees-Note 3  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          16,003,021
Transfer and shareholder servicing agent fees-Note 3  . . . . . . . . . . . . . . . . . .           5,938,571
Registration and filing fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,077,649
Custodian fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             812,579
Shareholder reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             774,249
Legal and auditing fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              75,976
Tustees' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              44,237
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              64,846
                                                                                                 ------------

   Total expenses   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          58,546,696
                                                                                                 ------------
Less assumption of expenses by Centennial Asset Management Corp.    . . . . . . . . . . .          (4,890,123)
                                                                                                 ------------
Net Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          53,656,573
                                                                                                 ------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         390,168,132
NET REALIZED GAIN ON INVESTMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,890
                                                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . .        $390,181,022
                                                                                                 ============

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Year Ended June 30,
                                                                              --------------------------------------
                                                                                   1997                     1996
                                                                              --------------          --------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .         $  390,168,132          $  303,412,547
Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . .                 12,890                 265,465
                                                                              --------------          --------------
Net increase in net assets resulting from operations  . . . . . . . .            390,181,022             303,678,012

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS . . . . . . . . . . . . .           (390,443,351)           (303,849,237)
BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets resulting from beneficial interest
  transactions-Note 2   . . . . . . . . . . . . . . . . . . . . . . .          2,310,345,177           1,940,862,519
                                                                              --------------          --------------
NET ASSETS:
Total increase  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,310,082,848           1,940,691,294
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . .          6,752,884,033           4,812,192,739
                                                                              --------------           -------------
End of period   . . . . . . . . . . . . . . . . . . . . . . . . . . .         $9,062,966,881          $6,752,884,033
                                                                              ==============          ==============


See accompanying Notes to Financial Statements.

\FINANCIAL HIGHLIGHTS
Centennial Money Market Trust

                                                                                  Year Ended June 30,
                                                             --------------------------------------------------------
                                                              1997         1996        1995         1994        1993
                                                             -----         ----        ----         ----        -----
PER SHARE OPERATING DATA:
Net asset value, beginning
  of period   . . . . . . . . . . . . . . . . . . . .         $1.00       $1.00        $1.00        $1.00      $1.00
Income from investment
  operations-net investment
  income and net realized gain  . . . . . . . . . . .           .05         .05          .05          .03        .03
Dividends and distributions to shareholders . . . . .          (.05)       (.05)        (.05)        (.03)      (.03)
                                                               ----        ----         ----         ----       ----
Net asset value, end of period  . . . . . . . . . . .         $1.00       $1.00        $1.00        $1.00      $1.00
                                                              =====       =====        =====        =====      =====
TOTAL RETURN, AT
  NET ASSET VALUE(1)  . . . . . . . . . . . . . . . .         4.97%       5.11%        5.21%        2.82%      2.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) . . . . . . .        $9,063      $6,753       $4,812       $2,559     $1,991
Average net assets (in millions)  . . . . . . . . . .        $8,033      $6,077       $3,342       $2,346     $1,701
Ratios to average net assets:
Net investment income   . . . . . . . . . . . . . . .         4.86%       4.99%        5.01%        2.84%      2.82%
Expenses, before voluntary
  assumption by the Manager   . . . . . . . . . . . .         0.73%       0.74%        0.77%        0.81%      0.83%
Expenses, net of voluntary
  assumption by the Manager   . . . . . . . . . . . .         0.67%       0.69%        0.73%        0.76%      0.78%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial Money Market Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust seeks to achieve this objective by investing in "money market" securities meeting specified quality standards. The Trust's investment adviser is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation-Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements-The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes-The Trust intends to continue to comply with provisions of the Internal Revenue code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders-The Trust intends to declare dividends from net investment income each day the New York stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust


2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                       Year Ended June 30, 1997                   Year Ended June 30, 1996
                                  ------------------------------------     -------------------------------------
                                       Shares               Amount             Shares                 Amount
                                  ---------------      ---------------     --------------       ----------------
Sold . . . . . . . . . . . . .    27,792,751,077      $ 27,792,751,077     21,158,638,888       $ 21,158,638,888
Dividends and distributions
  reinvested . . . . . . . . .       378,092,268           378,092,268        297,883,433            297,883,433
Redeemed . . . . . . . . . . .   (25,860,498,168)      (25,860,498,168)   (19,515,659,802)       (19,515,659,802)
                                 ---------------      ----------------    ---------------       ----------------
  Net increase . . . . . . . .     2,310,345,177      $  2,310,345,177      1,940,862,519       $  1,940,862,519
                                 ===============      ================    ===============       ================


3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the first $30 million of average annual net assets of the trust, plus 1% of average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust.

Independently of the investment advisory agreement, the Manager has voluntarily agreed to waive a portion of the management fee otherwise payable to it by the Trust to the extent necessary to: (a) permit the Trust to have a seven-day yield equal to that of Daily Cash Accumulation Fund, Inc., and (b) to reduce, on an annual basis, the management fee paid on the average net assets of the Trust in excess of $1 billion from 0.40% to: 0.40% of average net assets in excess of $1 billion but less than $1.25 billion; 0.375% of average net assets in excess of $1.25 billion but less than $1.50 billion; 0.35% of average net assets in excess of $1.50 billion but less than $2 billion; and 0.325% of average net assets in excess of $2 billion. This undertaking became effective as of December 1, 1991, and may be modified or terminated by the Manager at any time.

Centennial Money Market Trust


Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares.

INDEPENDENT AUDITORS' REPORT
Centennial Money Market Trust

The Board of Trustees and Shareholders
of Centennial Money Market Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial Money Market Trust as of June 30, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1997 and 1996, and the financial highlights for the period July 1, 1992 to June 30, 1997. These financial statements and financial highlights are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial Money Market Trust at June 30, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

                                        DELOITTE & TOUCHE LLP

                                        Denver, Colorado
                                        July 22, 1997

================================================================================

FEDERAL INCOME TAX INFORMATION (Unaudited)
Centennial Money Market Trust


In early 1998, shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 1997. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the fiscal year ended June 30, 1997 are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.





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
CENTENNIAL MONEY MARKET TRUST

       Officers and Trustees
       James C. Swain, Chairman
         and Chief Executive Officer
       Bridget A. Macaskill, Trustee and President
       Robert G. Avis, Trustee
       William A. Baker, Trustee
       Charles Conrad, Jr., Trustee
       Jon S. Fossel, Trustee
       Sam Freedman, Trustee
       Raymond J. Kalinowski, Trustee
       C. Howard Kast, Trustee
       Robert M. Kirchner, Trustee
       Ned M. Steel, Trustee
       George C. Bowen, Vice President, Treasurer
         and Assistant Secretary
       Andrew J. Donohue, Vice President
         and Secretary
       Dorothy G. Warmack, Vice President
       Carol E. Wolf, Vice President
       Arthur J. Zimmer, Vice President
       Robert J. Bishop, Assistant Treasurer
       Scott T. Farrar, Assistant Treasurer
       Robert G. Zack, Assistant Secretary

       Investment Adviser and Distributor
       Centennial Asset Management Corporation

       Transfer and Shareholder Servicing Agent
       Shareholder Services, Inc.

       Custodian of Portfolio Securities
       Citibank, N.A.

       Independent Auditors
       Deloitte & Touche LLP

       Legal Counsel
       Myer, Swanson, Adams & Wolf, P.C.

       This is a copy of a report to shareholders of Centennial Money Market Trust. This report must be preceded or accompanied by a Prospectus of Centennial Money Market Trust. For material information concerning the Trust, see the Prospectus.

       For shareholder servicing call:
       1-800-525-9310 (in U.S.)
       303-768-3200 (outside U.S.)

       Or write:
       Shareholder Services, Inc.
       P.O. Box 5143
       Denver, CO  80217-5143

RA0150.001.0697           [RECYCLED LOGO] Printed on recycled paper


1997 ANNUAL REPORT

CENTENNIAL
MONEY MARKET
TRUST
JUNE 30, 1997




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